SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2024	Apr. 05, 2024	Jan. 31, 2023
Short-Term Debt [Line Items]
Balance		$ 405,305
Warrant shares		2,614,783		1,093,479
Exercise price		$ 0.15		$ 0.23
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance	$ 1,100,200	$ 0	$ 1,099,200
Conversion shares	9,854,783
Warrant shares	10,073,479
Convertible Notes Payable [Member] | The Jeffrey V. and Karin R. Hembrock Revocable Trust [Member]
Short-Term Debt [Line Items]
Balance	$ 100,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	1,000,000
Warrant shares	1,000,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | The Gaitonde Living Trust, Girish Gaitonde Trustee [Member]
Short-Term Debt [Line Items]
Balance	$ 100,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	1,000,000
Warrant shares	1,000,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | PV Partners, LP [Member]
Short-Term Debt [Line Items]
Balance	$ 75,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	750,000
Warrant shares	750,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Steven Rudofsky [Member]
Short-Term Debt [Line Items]
Balance	$ 125,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	1,250,000
Warrant shares	1,250,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners. LP [Member]
Short-Term Debt [Line Items]
Balance	$ 87,334
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	873,340
Warrant shares	873,340
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Corey Redfield [Member]
Short-Term Debt [Line Items]
Balance	$ 50,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	500,000
Warrant shares	500,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Shaun Dykes [Member]
Short-Term Debt [Line Items]
Balance	$ 30,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	300,000
Warrant shares	300,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Patricia Czerniej [Member]
Short-Term Debt [Line Items]
Balance	$ 30,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	300,000
Warrant shares	300,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | James Dykes [Member]
Short-Term Debt [Line Items]
Balance	$ 30,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	300,000
Warrant shares	300,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Jason Czerniej [Member]
Short-Term Debt [Line Items]
Balance	$ 30,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	300,000
Warrant shares	300,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Louise Dykes [Member]
Short-Term Debt [Line Items]
Balance	$ 30,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	300,000
Warrant shares	300,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Andrew Brodkey [Member]
Short-Term Debt [Line Items]
Balance	$ 98,000
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	980,000
Warrant shares	980,000
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Feehan Partners, LP [Member]
Short-Term Debt [Line Items]
Balance	$ 112,666
Collateral	Property
Issue date	Jan. 23, 2023
Maturity date	Jul. 23, 2025
Conversion price	$ 0.10
Conversion shares	1,126,660
Warrant shares	1,126,660
Exercise price	$ 0.15
Warrant expiration	Jan. 23, 2028
Convertible Notes Payable [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Balance	$ 102,200
Collateral	Property
Issue date	May 08, 2023
Maturity date	Nov. 08, 2025
Conversion price	$ 0.23
Conversion shares	440,000
Warrant shares	550,000
Exercise price	$ 0.23
Warrant expiration	May 08, 2026
Convertible Notes Payable [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Balance	$ 100,000
Collateral	Property
Issue date	May 08, 2023
Maturity date	Nov. 08, 2025
Conversion price	$ 0.23
Conversion shares	434,783
Warrant shares	543,479
Exercise price	$ 0.23
Warrant expiration	May 08, 2026